Group - Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-current assets
Tangible assets	$ 3,114	$ 2,884	$ 2,658
Right of use assets	163	142	147
Intangible assets	127	131	120
Investments in associates and joint ventures	1,696	1,651	1,644
Other investments	148	188	137
Inventories	47	69	80
Trade, other receivables and other assets	254	235	147
Deferred taxation	7	7	83
Cash restricted for use	32	31	31
Total Non-current assets	5,588	5,338	5,047
Current assets
Inventories	690	733	707
Trade, other receivables and other assets	277	229	248
Cash restricted for use	29	42	34
Cash and cash equivalents	1,081	1,330	1,292
Current assets other than non-current assets or disposal groups classified as held for sale	2,077	2,334	2,281
Assets held for sale	0	0	546
Total Current assets	2,077	2,334	2,827
Total assets	7,665	7,672	7,874
EQUITY AND LIABILITIES
Share capital and premium	7,221	7,214	7,211
Accumulated losses and other reserves	(3,406)	(3,519)	(4,199)
Shareholders’ equity	3,815	3,695	3,012
Non-controlling interests	47	45	36
Total equity	3,862	3,740	3,048
Non-current liabilities
Borrowings	1,726	1,789	2,592
Lease liabilities	124	116	119
Environmental rehabilitation and other provisions	715	731	721
Provision for pension and post-retirement benefits	85	83	79
Trade, other payables and provisions	7	8	6
Deferred taxation	267	246	241
Total Non-current liabilities	2,924	2,973	3,758
Current liabilities
Borrowings	203	142	136
Lease liabilities	52	37	38
Trade, other payables and provisions	589	627	526
Taxation	35	153	105
Total current liabilities other than liabilities included in disposal groups classified as held for sale	879	959	805
Liabilities held for sale	0	0	263
Total Current liabilities	879	959	1,068
Total liabilities	3,803	3,932	4,826
Total equity and liabilities	$ 7,665	$ 7,672	$ 7,874